Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 7,105	£ 6,752	£ 6,478
Other income	3,521	3,284	2,908
Underlying income, net of underlying operating lease depreciation	10,626	10,036	9,386
Operating expenses	(5,717)	(6,526)	(5,440)
Impairment	(616)	(353)	(442)
Profit before tax	4,293	3,157	3,504
Adjustments for profit (loss) on disposal of operating lease assets	(32)	(7)	(3)
Restructuring
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	0	0	0
Other income	0	0	0
Operating lease depreciation	0	0	0
Underlying income, net of underlying operating lease depreciation	0	0	0
Operating expenses	34	37	9
Impairment	0	0	0
Profit before tax	34	37	9
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	172	226	177
Other income	(334)	(258)	(68)
Operating lease depreciation	(841)	(744)	(710)
Underlying income, net of underlying operating lease depreciation	(1,003)	(776)	(601)
Operating expenses	891	798	649
Impairment	0	0	0
Profit before tax	(112)	22	48
Change in financial assets at fair value through profit or loss	186	45	27
Amortisation of intangible assets	65	46	40
Expense due to unwinding of discount on provisions	9	21	35
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	1	2	0
Other income	123	125	129
Operating lease depreciation	0	0	0
Underlying income, net of underlying operating lease depreciation	124	127	129
Operating expenses	(123)	(127)	(129)
Impairment	(1)	0	0
Profit before tax	0	0	0
Underlying basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	7,278	6,980	6,655
Other income	3,310	3,151	2,969
Operating lease depreciation	(841)	(744)	(710)
Underlying income, net of underlying operating lease depreciation	9,747	9,387	8,914
Operating expenses	(4,915)	(5,818)	(4,911)
Impairment	(617)	(353)	(442)
Profit before tax	£ 4,215	£ 3,216	£ 3,561